Stock and Incentive Programs (Deferred Stock Unit Activity) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Each Deferred Stock Unit will Convert to Upon the Earlier of the Separation Date of the Grantee or the Second Anniversary of the Grant Date					1
Deferred Stock Units (DSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	109,328		109,328		79,096	50,705
Granted, Shares	0	0	26,316	33,115	33,115	31,525
Granted, Weighted-Average Grant Date Fair Value Per Share			$ 23.45	$ 20.39	$ 20.39	$ 14.34
Number of Shares Each Deferred Stock Unit will Convert to Upon the Earlier of the Separation Date of the Grantee or the Second Anniversary of the Grant Date	1		1
Dividend equivalents units, shares granted in period	1,465	754	3,916	2,640	3,529	7,440
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Settled In the Period			0		(8,253)
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Settled In Period Weighted Average Grant Date Fair Value			$ 0.00		$ 41.26
Forfeited, Shares			0		0
Allocated Share-based Compensation Expense	$ 0	$ 0	$ 600,000	$ 700,000	$ 700,000	$ 400,000	$ 600,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Grant Date Fair Value			$ 20.06		$ 18.95	$ 21.64
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments other than options, Dividend Equivalents Granted In Period Weighted Average Grant Date Fair Value (in usd per share)			$ 19.77
Forfeited, Weighted-Average Grant Date Fair Value Per Share (in usd per share)			$ 0.00